Loans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 Loans Portfolios	Dec. 31, 2014 Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of portfolio segments | Portfolios	3
Loan grading description	Commercial, multi-family and commercial real estate loans are generally reviewed periodically to determine the appropriate loan grading.
Troubled debt restructurings that subsequently defaulted which were restructured | Loans	0	0
Maximum [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of loan repayment	10 years